Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Current taxes:
Federal			$ 0	$ 0
State			27	10
Total current taxes			27	10
Deferred taxes:
Federal			0	0
State			0	0
Total deferred taxes			0	0
Total provision for income taxes	$ (17)	$ 0	$ 27	$ 10